Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Assumptions for Fair Value of Options at the Date of the Grant
Issuance date fair value of the Warrant was determined to be $14.3 million based on using the Black-Scholes model with the following assumptions:

Expected term	5.0 years
Risk free interest rate	0.85%
Expected volatility	53.78%
Expected dividend yield	None
Fair value (per warrant)	$28.65

The fair value of options at the date of the grant was estimated using the Black-Scholes model with the following assumptions for the period ending December 31, 2021:

2021
Expected option life	3.1 years
Weighted average risk-free interest rate	0.4%
Weighted average expected volatility	56.5%
Expected dividend yield	None